Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Registrant Name	dei_EntityRegistrantName	PRINCIPAL EXCHANGE-TRADED FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 05, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2023
Prospectus Date	rr_ProspectusDate	Jul. 10, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A